Investment Portfolioas of February 28, 2026 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.0%
Alabama 0.5%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	857,571
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,236,049
		2,093,620
Alaska 0.1%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	500,000	547,006
Arizona 4.5%
Arizona, Health Facilities Authority Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.13% (a), 1/1/2046	1,660,000	1,649,116
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.0%, 6/15/2064	1,000,000	853,135
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	4,570,000	4,665,442
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	1,420,000	1,288,254
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	955,710
Series D, 144A, 5.0%, 7/1/2051	1,035,000	965,939
Series G, 144A, 5.0%, 7/1/2051	550,000	513,301
Series A, 144A, 5.25%, 7/1/2047	1,000,000	987,282
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,000,000	1,049,540
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	2,000,000	2,159,382
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,007,372
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,529,662
144A, 5.0%, 6/15/2049	1,060,000	958,199
144A, 5.0%, 6/15/2052	710,000	627,437
		19,209,771
California 8.0%
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,485,000	3,932,287
Series A, 144A, 5.0%, 7/1/2051	750,000	724,835
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-1, 3.85%, 6/1/2050	1,775,000	1,650,969
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,168,687
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	5,750,000	7,145,186
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,553,978

California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	945,000	966,465
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,154,608
4.0%, 9/1/2046	3,825,000	3,364,076
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,180,000	4,463,640
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	4,615,000	4,621,429
California, University of California Revenue, Series AL-1, 1.2% (b), 3/2/2026	1,500,000	1,500,000
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,000,000	972,753
		34,218,913
Colorado 5.7%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,879,559
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5%, 12/1/2049 (c)	2,000,000	656,599
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	447,485
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	1,667,000	1,677,357
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	4,160,000	4,402,921
Colorado, St. Vrain Lakes Metropolitan District No. 4, General Obligation, Series A, 144A, 0%–6.75%, 9/20/2054 (c)	2,500,000	1,841,774
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	1,500,000	1,590,502
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict A, Series A, 6.5%, 12/1/2054	1,000,000	1,040,644
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict B, Series A, 144A, 5.75%, 12/1/2054	2,000,000	2,021,499
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	412,534
Series B, AMT, 5.5%, 11/15/2042	335,000	374,596
Series B, AMT, 5.5%, 11/15/2043	335,000	371,058
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	505,774
5.0%, 12/1/2034	1,000,000	1,010,619
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,575,000	1,583,978
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	519,482
4.0%, 12/1/2051	1,590,000	1,298,926
		24,635,307
District of Columbia 0.5%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2040	1,000,000	1,014,446
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	1,395,000	1,023,025
		2,037,471
Florida 12.3%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,500,000	1,247,349
AMT, 6.125%, 10/1/2055	2,550,000	2,659,518
City of South Miami, FL, Health Facilities Authority Inc., Revene, Baptist Health South Florida Obligated Group, 4.0%, 8/15/2042	3,000,000	2,999,668

Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,374,480
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	246,390
Series A-1, 5.0%, 10/1/2033	230,000	245,431
Series A-1, 5.0%, 10/1/2034	230,000	244,405
Series A-1, 5.0%, 10/1/2035	115,000	121,574
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	1,835,000	1,912,139
Series A, 144A, 7.25%, 1/1/2055	1,100,000	1,166,591
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,740,696
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	2,078,796
Series A, 144A, 6.375%, 5/1/2053	800,000	830,180
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	750,000	733,671
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a) (d), 7/15/2032	1,360,000	476,000
Florida, Development Finance Corp., Brightline Trains Florida LLC:
AMT, 5.0%, 7/1/2041	1,000,000	745,000
AMT, 5.5%, 7/1/2053	2,750,000	2,048,750
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	76,050
Series B, 5.0%, 7/1/2042	80,000	81,120
Series A-1, 5.0%, 7/1/2051	70,000	66,990
Series B, 5.0%, 7/1/2051	115,000	110,055
Series A-1, 5.0%, 2/1/2057	40,000	37,775
Series B, 5.0%, 7/1/2057	120,000	113,286
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	504,589
Series A, 5.0%, 2/15/2048	1,150,000	1,084,707
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,100,000	797,831
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,803,419
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,287,965
4.0%, 10/1/2049	1,905,000	1,657,419
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,300,000	1,281,778
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	2,510,000	2,561,760
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	700,000	705,383
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	1,500,000	1,618,752
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,845,663
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,782,965
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	2,665,000	2,796,229
Osceola County, FL, Transportation Revenue, Series A2, Zero Coupon, 10/1/2052	3,400,000	846,628

Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	377,851
Series C, 7.625%, 5/15/2058	455,000	506,749
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	447,015
Series A, 5.5%, 11/15/2049	3,800,000	3,605,765
		52,868,382
Georgia 1.4%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,228,303
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	3,245,837
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5%, 12/15/2048 (c)	1,750,000	1,595,168
		6,069,308
Idaho 0.9%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group:
Series C, 1.95% (b), 3/2/2026, LOC: U.S. Bank NA	1,750,000	1,750,000
Series 2025-A, 5.25%, 3/1/2050	1,945,000	2,073,285
		3,823,285
Illinois 3.3%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	840,000	884,450
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,450,526
Illinois, Chicago Board of Education, General Obligation, Series C, 5.5%, 12/1/2045	1,000,000	1,012,920
Illinois, Housing Development Authority Revenue, Series E, 5.25%, 10/1/2052	2,690,000	2,833,936
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (e)	7,076,266	212,288
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2042	3,610,000	3,666,132
5.5%, 5/1/2039	1,535,000	1,661,015
5.75%, 5/1/2045	1,470,000	1,561,558
		14,282,825
Indiana 1.6%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project, Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,661,512
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	623,625
Series E, 6.125%, 3/1/2057	300,000	316,094
Series F, 7.75%, 3/1/2067	2,000,000	2,213,175
		6,814,406
Iowa 1.7%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series 2024-B, 7.25%, 5/15/2035	2,085,000	2,161,497
Series B, 7.5%, 5/15/2053	455,000	505,654
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,382,570
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	110,000	108,470
		7,158,191

Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	920,000	923,085
Kentucky 1.0%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,291,425
Kentucky, State Public Energy Authority Revenue, Series B, 5.0%, 12/1/2033, GTY: Jefferies Financial Group	2,780,000	2,964,352
		4,255,777
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,056
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	2,000,000	2,083,070
		2,093,126
Maryland 1.3%
Maryland, Economic Development Corp. Revenue, University of Maryland, College Park Leonardtown Project, 5.0%, 7/1/2054, INS: AG	3,500,000	3,571,128
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	2,000,000	2,107,899
		5,679,027
Massachusetts 2.8%
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group, 144A, 5.0%, 10/1/2057	3,000,000	2,938,970
Massachusetts, Development Finance Agency Revenue, Care Communities LLC Obligated Group, Series A-1, 144A, 6.5%, 7/15/2060	4,000,000	4,007,795
Massachusetts, Health & Educational Facilities Authority Revenue, Harvard University, Series R, 1.45% (b), 3/2/2026	100,000	100,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 1.85% (b), 3/6/2026, LOC: TD Bank NA	500,000	500,000
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	2,000,000	1,877,683
Massachusetts, State Development Finance Agency Revenue, Middlesex Sustainable Energy Partners, Series A, 6.0%, 10/1/2049	1,250,000	1,353,467
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	835,000	632,327
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 1.25% (b), 3/6/2026, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 1.45% (b), 3/2/2026	100,000	100,000
		11,910,242
Minnesota 0.7%
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	2,725,000	2,856,144
Missouri 0.9%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,524,513
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 1.87% (b), 3/2/2026, LOC: Barclays Bank PLC	200,000	200,000
		3,724,513

Nebraska 0.2%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children's Hospital Obligated Group, Series A, 1.95% (b), 3/2/2026, LOC: U.S. Bank NA	740,000	740,000
Nevada 1.8%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0% (a), 1/1/2065	3,005,000	1,622,700
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	500,000	521,937
Series A, AMT, 5.25%, 7/1/2054	400,000	413,188
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,044,907
5.0%, 7/1/2045	1,000,000	1,018,355
5.0%, 7/1/2051	1,000,000	1,003,009
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	12,500,000	1,994,172
		7,618,268
New Jersey 1.9%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	452,334
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038	400,000	468,385
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,970,629
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	270,000	266,272
Series B, AMT, 3.5%, 12/1/2039	870,000	862,918
Series B, AMT, 4.25%, 12/1/2045	1,450,000	1,498,591
Series C, AMT, 5.0%, 12/1/2053	605,000	590,615
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	900,000	940,841
		8,050,585
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,232,492
New York 7.8%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,076,986
Series A, 4.0%, 11/1/2045	2,500,000	2,002,386
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	2,750,000	2,471,382
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	1,565,000	1,605,518
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,381,301
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	482,383
AMT, 4.0%, 12/1/2042	1,200,000	1,175,509
AMT, 5.375%, 8/1/2036	900,000	949,213
AMT, 5.375%, 6/30/2060	2,085,000	2,093,882
AMT, 5.5%, 6/30/2054	2,000,000	2,046,429
AMT, 6.0%, 6/30/2054	250,000	262,442
New York, Triborough Bridge & Tunnel Authority Revenue, Series B4A, 1.9% (b), 3/2/2026, LOC: TD Bank NA	300,000	300,000

New York City, NY, General Obligation:
Series A-4, 1.9% (b), 3/2/2026, SPA: State Street B&T Co.	1,300,000	1,300,000
Series L-4, 1.95% (b), 3/2/2026, LOC: U.S. Bank NA	1,200,000	1,200,000
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	4,340,000	4,125,901
Series E-1, 3.0%, 11/1/2039	2,355,000	2,216,110
New York City, NY, Municipal Water Finance Authority Revenue, Series CC, 1.9% (b), 3/2/2026, SPA: TD Bank NA	700,000	700,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series DD-2, 1.9% (b), 3/2/2026, SPA: JPMorgan Chase Bank NA	600,000	600,000
New York City, NY, State Housing Development Corp. 8 Spruce St. Project, “F”, Series F, 5.25%, 12/15/2031	1,000,000	1,041,013
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C-4, 1.9% (b), 3/2/2026, SPA: JPMorgan Chase Bank NA	700,000	700,000
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	1,710,863
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (e)	2,125,000	1,062,500
Westchester County, NY, Local Development Corp. Revenue, Sunrise of Tarrytown Project, Series A, 144A, 6.5%, 12/1/2065 (f)	2,000,000	2,062,223
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AG	1,000,000	1,079,420
		33,645,461
North Carolina 0.1%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	420,000	444,517
Ohio 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	1,500,000	1,240,535
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	380,000	395,405
		1,635,940
Oklahoma 1.2%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,546,494
Series A, 5.5%, 8/15/2041	1,360,000	1,421,950
Series A, 5.5%, 8/15/2044	1,445,000	1,477,243
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2040	500,000	569,444
		5,015,131
Oregon 0.0%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 1.9% (b), 3/2/2026, LOC: TD Bank NA	100,000	100,000
Pennsylvania 1.0%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	299,000	299,439
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, AMT, 4.125%, 6/1/2045	2,401,000	2,417,915
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 145A, 6.0%, 10/1/2054	970,000	1,066,314
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	698,187
		4,481,855

Rhode Island 1.8%
Rhode Island, Health and Educational Building Corp. Revenue, PRG - RI Properties LLC, Series A, 5.0%, 7/1/2050, INS: AG	3,000,000	3,034,228
Rhode Island, Student Loan Authority Revenue:
Series A, AMT, 4.125%, 12/1/2043	2,680,000	2,672,662
Series A, AMT, 5.0%, 12/1/2044	2,070,000	2,116,605
		7,823,495
South Carolina 0.7%
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	1,000,000	893,077
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	500,000	531,456
South Carolina, State Public Service Authority Revenue, Series B, 4.0%, 12/1/2047	1,820,000	1,714,805
		3,139,338
South Dakota 0.4%
Lincoln County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,673,306
Tennessee 1.9%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Erlanger Health Obligated Group, 5.25%, 12/1/2049	2,500,000	2,626,485
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2049	1,000,000	905,499
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,228,283
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	615,000	597,657
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0%, 4/1/2031 (c)	750,000	801,400
		8,159,324
Texas 5.8%
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,340,000	2,565,266
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,225,690
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	3,122,381
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	428,597
Series A, 5.0%, 10/1/2051	735,000	631,126
Texas, Arlington Higher Education Finance Corp. Revenue, BASIS Texas Charter Schools, Inc., 144A, 5.0%, 6/15/2064	500,000	458,676
Texas, Fort Worth International Airport Revenue, Series A-1, AMT, 5.25%, 11/1/2044	3,375,000	3,681,295
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (e)	3,550,000	3,550,000
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,088,695
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,542,192
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, AMT, 5.0%, 6/30/2058	1,100,000	1,100,240
Texas, State General Obligation, 2.05% (b), 3/6/2026, SPA: JPMorgan Chase Bank NA	335,000	335,000
		24,729,158

Utah 3.7%
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	2,000,000	2,026,402
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,376,917
Series 1, 144A, 5.5%, 6/1/2050	500,000	508,483
Series 1, 144A, 5.5%, 6/1/2055	2,500,000	2,519,335
Series 1, 144A, 5.75%, 6/1/2060	500,000	511,081
Series 2, 144A, 6.0%, 6/15/2054	1,810,000	1,867,571
Utah, Military Installation Development Authority Revenue, Recreation Fac Project Area, Series A-1, 4.0%, 6/1/2052	1,250,000	1,047,028
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	2,165,000	2,261,755
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,649,116
		15,767,688
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.5%, 10/1/2043	2,000,000	1,859,410
Virginia 4.3%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, 5.5% (a), 9/1/2058	1,475,000	1,466,184
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041 *	11,070,000	27,675
Series B, 2.25%, 9/1/2041 (e) (g)	7,416,000	2,595,600
144A, 3.0%, 9/1/2045 (e) (g)	2,284,000	799,400
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,418,788
144A, 5.0%, 9/1/2045	4,650,000	4,661,213
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2040	2,340,000	2,331,059
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,400,000	4,428,273
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	868,876
		18,597,068
Washington 1.6%
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	4,120,000	3,124,166
Series B, 3.0%, 7/1/2058	2,080,000	1,403,799
Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group, Series A, 5.5%, 9/1/2055	1,000,000	1,067,472
Washington, State Housing Finance Commission Revenue, Horizon House Project, Series A, 6.25%, 1/1/2061	1,000,000	1,002,038
Washington, State Housing Finance Commission, Panorama Project, 1.88% (b), 3/6/2026, LOC: Wells Fargo Bank NA	200,000	200,000
		6,797,475
Wisconsin 8.3%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,150,542
Series B, 5.0%, 7/1/2048	1,910,000	1,730,766
Series B, 5.0%, 7/1/2053	1,875,000	1,643,494

Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,514,071
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	205,000	212,765
Series B, 144A, AMT, 7.0%, 9/1/2054	200,000	212,419
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC, Series 2025, AMT, 5.75%, 12/31/2065	3,000,000	3,140,695
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,939,684
5.0%, 7/1/2052	1,000,000	942,806
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	489,100
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,557,918
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	231,862
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,421
144A, Prerefunded, 4.0%, 4/1/2052	15,000	16,263
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	556,976
144A, 5.75%, 5/1/2054	3,665,000	2,706,228
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,162,509
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	952,625
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	660,000	667,844
6.0%, 7/1/2060	700,000	711,366
6.625%, 7/1/2060	1,910,000	2,019,136
		35,564,490
Guam 0.2%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	668,533
Puerto Rico 5.1%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,942,585
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2033	3,602,431	2,667,392
Series A1, 4.0%, 7/1/2033	1,255,987	1,286,356
Series A1, 4.0%, 7/1/2035	230,098	234,048
Series A1, 4.0%, 7/1/2037	2,007,160	2,011,307
Series A1, 4.0%, 7/1/2041	2,098,773	2,037,013
Series A1, 5.625%, 7/1/2027	282,516	289,137
Series A1, 5.75%, 7/1/2031	269,953	299,979
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,438,842
Series A-1, Zero Coupon, 7/1/2051	4,207,000	1,106,893
Series A-1, 4.75%, 7/1/2053	6,800,000	6,630,835
Series A-1, 5.0%, 7/1/2058	2,000,000	1,963,057
		21,907,444
Total Municipal Investments (Cost $427,699,313)		415,851,377

Underlying Municipal Bonds of Inverse Floaters (h) 3.8%
California 1.2%
California, Water Utility Improvements, 5.0%, 3/1/2049 (i)	5,000,000	5,417,804
Trust: California, Water Utility Improvements, General Obligation, Series 2025- XM1227, 144A, 14.24%, 3/1/2033, Leverage Factor at purchase date: 4 to 1
New York 2.6%
New York City, NY, General Obligation, Series A-1, 5.5%, 8/1/2050 (i)	5,200,000	5,677,132
Trust: New York City, NY, General Obligation, Series 2025-XM1310, 144A, 15.22%, 8/1/2033, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, 5.25%, 5/1/2048 (i)	5,000,000	5,371,584
Trust: New York City, NY, Transitional Finance Authority, Series 2025-XM1262, 144A, 13.95%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		11,048,716
Total Underlying Municipal Bonds of Inverse Floaters (Cost $16,041,704)		16,466,520

Corporate Bonds 0.5%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	1,570,000	1,574,839
Industrials 0.1%
Brightline East LLC, 144A, 11.0%, 1/31/2030	2,500,000	664,586
Total Corporate Bonds (Cost $3,891,028)		2,239,425

	Shares	Value ($)

Closed-End Investment Companies 0.3%
Nuveen Quality Municipal Income Fund (Cost $1,166,772)	102,188	1,253,847

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.69% (j) (Cost $62,675)	62,669	62,675

Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (k) (Cost $0)	25,020	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $448,861,492)	101.6	435,873,844
Floating Rate Notes (h)	(2.7)	(11,400,000)
Other Assets and Liabilities, Net	1.1	4,436,941
Net Assets	100.0	428,910,785
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2026. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Interest coupon payment as of July 15, 2025 has been deferred by the issuer.
(e)	Defaulted security or security for which income has been deemed uncollectible.
(f)	When-issued security.
(g)	Security currently paying partial interest. The rate shown represents 40% of the original coupon rate.
(h)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(i)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(j)	Current yield; not a coupon rate.
(k)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$432,317,897	$—	$432,317,897
Corporate Bonds (a)	—	2,239,425	—	2,239,425
Closed-End Investment Companies	1,253,847	—	—	1,253,847
Open-End Investment Companies	62,675	—	—	62,675
Warrants	—	—	0	0
Total	$1,316,522	$434,557,322	$0	$435,873,844

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSHYTFF-PH3